UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05262

MFS SERIES TRUST VIII

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: January 31, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

January 31, 2013

MFS® GLOBAL GROWTH FUND

PORTFOLIO OF INVESTMENTS

1/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 98.9%
Aerospace - 3.2%
Precision Castparts Corp.	6,720	$1,232,448
Rolls-Royce Holdings PLC	99,087	1,486,658
United Technologies Corp.	45,810	4,011,582

		$6,730,688
Alcoholic Beverages - 4.6%
Diageo PLC	103,068	$3,068,254
Heineken N.V.	22,971	1,615,331
Pernod Ricard S.A.	39,204	4,907,916

		$9,591,501
Apparel Manufacturers - 5.9%
Cia.Hering S.A.	79,700	$1,516,075
Compagnie Financiere Richemont S.A.	16,889	1,389,090
Li & Fung Ltd.	1,678,400	2,358,945
LVMH Moet Hennessy Louis Vuitton S.A.	29,141	5,493,968
NIKE, Inc., “B”	30,630	1,655,552

		$12,413,630
Automotive - 1.2%
Johnson Controls, Inc.	78,550	$2,442,120

Broadcasting - 3.1%
Discovery Communications, Inc., “A” (a)	16,610	$1,152,402
Publicis Groupe	33,877	2,219,643
Viacom, Inc., “B”	19,650	1,185,878
Walt Disney Co.	35,980	1,938,602

		$6,496,525
Brokerage & Asset Managers - 2.8%
BM&F Bovespa S.A.	233,600	$1,635,264
Charles Schwab Corp.	70,390	1,163,547
Franklin Resources, Inc.	22,320	3,055,162

		$5,853,973
Business Services - 8.3%
Accenture PLC, “A”	54,820	$3,941,010
Brenntag AG	13,541	1,929,607
Cognizant Technology Solutions Corp., “A” (a)	24,240	1,895,083
Compass Group PLC	374,570	4,538,680
Experian Group Ltd.	93,339	1,600,265
Intertek Group PLC	20,415	1,006,638
LPS Brasil - Consultoria de Imoveis S.A.	68,100	1,210,606
Verisk Analytics, Inc., “A” (a)	19,920	1,098,787

		$17,220,676
Chemicals - 0.6%
Monsanto Co.	11,720	$1,187,822

Computer Software - 3.1%
Autodesk, Inc. (a)	25,890	$1,006,603
Check Point Software Technologies Ltd. (a)	20,070	1,003,500

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Computer Software - continued
Dassault Systemes S.A.	8,154	$906,535
Oracle Corp.	100,760	3,577,988

		$6,494,626
Computer Software - Systems - 3.2%
Apple, Inc.	6,370	$2,900,325
EMC Corp. (a)	82,420	2,028,356
International Business Machines Corp.	8,790	1,784,985

		$6,713,666
Consumer Products - 5.3%
Colgate-Palmolive Co.	36,230	$3,890,015
Procter & Gamble Co.	45,540	3,422,786
Reckitt Benckiser Group PLC	56,709	3,779,299

		$11,092,100
Electrical Equipment - 8.1%
Amphenol Corp., “A”	17,410	$1,176,394
Danaher Corp.	78,680	4,715,292
Legrand S.A.	59,150	2,684,491
Mettler-Toledo International, Inc. (a)	9,110	1,936,148
Schneider Electric S.A.	21,238	1,617,753
Sensata Technologies Holding B.V. (a)	84,390	2,847,319
W.W. Grainger, Inc.	8,580	1,868,896

		$16,846,293
Electronics - 4.6%
ASML Holding N.V.	14,122	$1,060,421
Microchip Technology, Inc.	90,610	3,030,905
Samsung Electronics Co. Ltd.	1,623	2,158,187
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	192,958	3,423,075

		$9,672,588
Energy - Independent - 1.9%
Occidental Petroleum Corp.	44,650	$3,941,256

Energy - Integrated - 0.5%
BG Group PLC	58,544	$1,039,929

Food & Beverages - 5.9%
Groupe Danone	80,710	$5,593,373
M. Dias Branco S.A. Industria e Comercio de Alimentos	21,100	837,176
Mead Johnson Nutrition Co., “A”	28,170	2,140,920
Nestle S.A.	30,439	2,137,302
PepsiCo, Inc.	22,290	1,623,827

		$12,332,598
Food & Drug Stores - 0.9%
CVS Caremark Corp.	20,290	$1,038,848
Sundrug Co. Ltd.	20,000	752,365

		$1,791,213
General Merchandise - 1.3%
Dollarama, Inc.	16,620	$1,011,130
Lojas Renner S.A.	20,700	828,582

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
General Merchandise - continued
Target Corp.	15,630	$944,208

		$2,783,920
Internet - 3.0%
Google, Inc., “A” (a)	6,360	$4,806,188
Yahoo Japan Corp.	3,893	1,530,465

		$6,336,653
Machinery & Tools - 0.8%
Schindler Holding AG	11,884	$1,762,914

Major Banks - 1.8%
HSBC Holdings PLC	90,463	$1,028,280
Standard Chartered PLC	100,207	2,666,022

		$3,694,302
Medical & Health Technology & Services - 1.4%
Express Scripts Holding Co. (a)	35,500	$1,896,410
Fresenius Medical Care AG & Co. KGaA	15,634	1,102,362

		$2,998,772
Medical Equipment - 5.4%
DENTSPLY International, Inc.	75,370	$3,147,451
Essilor International S.A.	10,833	1,104,502
Sonova Holding AG	19,550	2,262,090
Thermo Fisher Scientific, Inc.	39,630	2,858,908
Waters Corp. (a)	19,730	1,806,676

		$11,179,627
Metals & Mining - 1.5%
Rio Tinto PLC	56,280	$3,177,659

Oil Services - 2.8%
National Oilwell Varco, Inc.	10,290	$762,901
Saipem S.p.A.	46,284	1,313,448
Schlumberger Ltd.	47,110	3,676,936

		$5,753,285
Other Banks & Diversified Financials - 6.7%
Credicorp Ltd.	13,420	$2,103,317
HDFC Bank Ltd.	104,477	1,263,093
Itau Unibanco Holding S.A., ADR	115,280	1,986,274
Julius Baer Group Ltd.	69,136	2,829,862
MasterCard, Inc., “A”	3,230	1,674,432
Sberbank of Russia, ADR	72,743	1,072,959
Visa, Inc., “A”	19,570	3,090,299

		$14,020,236
Pharmaceuticals - 2.7%
Allergan, Inc.	13,330	$1,399,783
Bayer AG	17,313	1,708,532
Johnson & Johnson	33,790	2,497,757

		$5,606,072
Railroad & Shipping - 1.2%
Kuehne & Nagel International AG	20,510	$2,409,229

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Restaurants - 1.1%
McDonald’s Corp.	25,090	$2,390,826

Specialty Chemicals - 3.5%
Croda International PLC	37,211	$1,430,563
L’Air Liquide S.A.	8,055	1,029,617
Linde AG	11,498	2,098,251
Praxair, Inc.	15,730	1,736,120
Symrise AG	26,596	940,899

		$7,235,450
Specialty Stores - 0.8%
Industria de Diseno Textil S.A.	12,496	$1,751,001

Telecommunications - Wireless - 0.5%
MTN Group Ltd.	49,363	$966,295

Trucking - 1.2%
Expeditors International of Washington, Inc.	60,240	$2,584,296
Total Common Stocks		$206,511,741

Money Market Funds - 0.7%
MFS Institutional Money Market Portfolio, 0.14%, at Net Asset Value (v)	1,388,978	$1,388,978
Total Investments		$207,900,719

Other Assets, Less Liabilities - 0.4%		806,969
Net Assets - 100.0%		$208,707,688

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

1/31/13 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$206,511,741	$—	$—	$206,511,741
Mutual Funds	1,388,978	—	—	1,388,978
Total Investments	$207,900,719	$—	$—	$207,900,719

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$174,373,774
Gross unrealized appreciation	37,810,419
Gross unrealized depreciation	(4,283,474)
Net unrealized appreciation (depreciation)	$33,526,945

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

5

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,568,106	9,370,427	(9,549,555)	1,388,978

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$553	$1,388,978

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of January 31, 2013, are as follows:

United States	51.0%
France	12.2%
United Kingdom	11.9%
Switzerland	6.1%
Brazil	3.8%
Germany	3.7%
Taiwan	1.6%
Netherlands	1.3%
Hong Kong	1.1%
Other Countries	7.3%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

6

QUARTERLY REPORT

January 31, 2013

MFS® STRATEGIC INCOME FUND

PORTFOLIO OF INVESTMENTS

1/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par		Value ($)

Bonds - 97.0%
Aerospace - 0.7%
Bombardier, Inc., 4.25%, 2016 (z)		$68,000	$70,040
Bombardier, Inc., 7.5%, 2018 (n)		470,000	528,750
Bombardier, Inc., 7.75%, 2020 (n)		225,000	254,813
CPI International, Inc., 8%, 2018		320,000	320,000
Heckler & Koch GmbH, 9.5%, 2018 (z)	EUR	100,000	120,165
Huntington Ingalls Industries, Inc., 7.125%, 2021		$650,000	715,000
Kratos Defense & Security Solutions, Inc., 10%, 2017		430,000	471,925

			$2,480,693
Airlines - 0.3%
Continental Airlines, Inc., FRN, 0.66%, 2015		$929,684	$925,501

Apparel Manufacturers - 0.4%
Hanesbrands, Inc., 6.375%, 2020		$295,000	$319,338
Jones Group, Inc., 6.875%, 2019		270,000	281,813
PVH Corp., 7.375%, 2020		390,000	441,188
PVH Corp., 4.5%, 2022		195,000	194,025

			$1,236,364
Asset-Backed & Securitized - 1.5%
Anthracite Ltd., “A”, CDO, FRN, 0.564%, 2019 (z)		$245,213	$241,657
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.803%, 2040 (z)		437,853	276,011
Capital Trust Realty Ltd., CDO, 5.16%, 2035 (n)		388,575	391,528
Crest Ltd., “A1” CDO, FRN, 0.79%, 2018 (z)		132,916	130,922
Crest Ltd., CDO, 7%, 2040 (a)(p)		484,104	24,205
Falcon Franchise Loan LLC, FRN, 6.1%, 2023 (i)(z)		1,006,390	113,219
Falcon Franchise Loan LLC, FRN, 8.026%, 2025 (i)(z)		563,725	88,618
First Union-Lehman Brothers Bank of America, FRN, 0.546%, 2035 (i)		7,044,522	116,657
GMAC LLC, FRN, 6.02%, 2033 (z)		618,355	629,032
Hertz Global Holdings, Inc., 4.26%, 2014 (n)		256,667	257,704
Hertz Vehicle Financing LLC, 2010-1A, “A1”, 2.6%, 2015 (n)		310,000	315,455
HLSS Servicer Advance Receivables Trust, 2013-T1, “A2”, 1.495%, 2046 (n)		970,000	970,883
KKR Financial CLO Ltd., “C”, FRN, 1.74%, 2021 (n)		523,730	487,069
Morgan Stanley Capital I, Inc., FRN, 1.384%, 2039 (i)(z)		3,225,306	62,893
Prudential Securities Secured Financing Corp., FRN, 7.206%, 2013 (z)		817,282	818,564
Salomon Brothers Mortgage Securities, Inc., FRN, 7.145%, 2032 (z)		59,931	59,918

			$4,984,335
Automotive - 2.1%
Accuride Corp., 9.5%, 2018		$430,000	$424,625
Allison Transmission, Inc., 7.125%, 2019 (n)		520,000	564,200
Daimler Finance North America LLC, 1.875%, 2018 (z)		1,257,000	1,253,638
Ford Motor Credit Co. LLC, 12%, 2015		1,003,000	1,223,660
Ford Motor Credit Co. LLC, 8.125%, 2020		135,000	170,011
General Motors Financial Co., Inc., 4.75%, 2017 (n)		15,000	15,676
General Motors Financial Co., Inc., 6.75%, 2018		480,000	555,600
Goodyear Tire & Rubber Co., 8.25%, 2020		80,000	87,800
Goodyear Tire & Rubber Co., 7%, 2022		135,000	144,788
Harley-Davidson Financial Services, 3.875%, 2016 (n)		1,130,000	1,206,495
Jaguar Land Rover PLC, 7.75%, 2018 (n)		150,000	164,625
Jaguar Land Rover PLC, 8.125%, 2021 (n)		580,000	651,050
Jaguar Land Rover PLC, 5.625%, 2023 (z)		150,000	153,000

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Automotive - continued
Lear Corp., 8.125%, 2020	$176,000	$196,680
Lear Corp., 4.75%, 2023 (z)	80,000	79,600

		$6,891,448
Biotechnology - 0.3%
Life Technologies Corp., 6%, 2020	$960,000	$1,060,734

Broadcasting - 3.1%
Allbritton Communications Co., 8%, 2018	$160,000	$173,200
AMC Networks, Inc., 7.75%, 2021	324,000	370,170
CBS Corp., 5.75%, 2020	260,000	305,303
CBS Corp., 3.375%, 2022	911,000	923,528
Clear Channel Communications, Inc., 9%, 2021	351,000	326,430
Clear Channel Worldwide Holdings, Inc., 6.5%, 2022 (n)	85,000	89,675
Clear Channel Worldwide Holdings, Inc., 6.5%, 2022 (n)	205,000	218,325
Clear Channel Worldwide Holdings, Inc., “A”, 7.625%, 2020	15,000	15,525
Clear Channel Worldwide Holdings, Inc., “B”, 7.625%, 2020	165,000	172,425
Globo Comunicacoes e Participacoes S.A., 6.25% to 2015, 9.375% to 2049 (n)	100,000	108,750
Hughes Network Systems LLC, 7.625%, 2021	190,000	217,550
IAC/InterActiveCorp, 4.75%, 2022 (n)	40,000	39,700
Inmarsat Finance PLC, 7.375%, 2017 (n)	275,000	295,625
Intelsat Bermuda Ltd., 11.25%, 2017	550,000	583,000
Intelsat Bermuda Ltd., 11.5%, 2017 (p)	580,000	614,800
Intelsat Jackson Holdings Ltd., 6.625%, 2022 (n)	270,000	274,388
LBI Media, Inc., 13.5% to 2015, 11.5% to 2020 (p)(z)	121,000	49,610
Liberty Media Corp., 8.5%, 2029	325,000	362,375
Liberty Media Corp., 8.25%, 2030	110,000	121,550
Local TV Finance LLC, 9.25%, 2015 (p)(z)	299,002	301,245
NBCUniversal Media LLC, 5.95%, 2041	939,000	1,102,455
Netflix, Inc., 5.375%, 2021 (z)	175,000	174,125
News America, Inc., 8.5%, 2025	415,000	568,796
Nexstar Broadcasting Group, Inc., 8.875%, 2017	130,000	143,325
Nexstar Broadcasting Group, Inc., 6.875%, 2020 (n)	45,000	46,913
Sinclair Broadcast Group, Inc., 9.25%, 2017 (n)	130,000	142,025
Sinclair Broadcast Group, Inc., 8.375%, 2018	50,000	55,625
SIRIUS XM Radio, Inc., 8.75%, 2015 (n)	180,000	203,850
SIRIUS XM Radio, Inc., 7.625%, 2018 (n)	240,000	266,400
SIRIUS XM Radio, Inc., 5.25%, 2022 (n)	165,000	167,888
Univision Communications, Inc., 6.875%, 2019 (n)	390,000	409,500
Univision Communications, Inc., 7.875%, 2020 (n)	135,000	146,138
Univision Communications, Inc., 8.5%, 2021 (n)	225,000	239,625
Vivendi S.A., 4.75%, 2022 (n)	990,000	1,022,319

		$10,252,158
Brokerage & Asset Managers - 1.0%
Blackstone Holdings Finance Co. LLC, 4.75%, 2023 (n)	$940,000	$1,000,557
E*TRADE Financial Corp., 6.375%, 2019	525,000	544,688
Invesco Finance PLC, 3.125%, 2022	640,000	633,024
TD Ameritrade Holding Corp., 5.6%, 2019	1,045,000	1,249,740

		$3,428,009
Building - 1.2%
Boise Cascade LLC/Finance Corp., 6.375%, 2020 (n)	$145,000	$151,525
Building Materials Holding Corp., 6.875%, 2018 (n)	125,000	135,000
Building Materials Holding Corp., 7%, 2020 (n)	290,000	316,100

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Building - continued
Building Materials Holding Corp., 6.75%, 2021 (n)		$115,000	$126,788
CRH PLC, 8.125%, 2018		590,000	723,791
Gibraltar Industries, Inc., 6.25%, 2021 (z)		45,000	46,744
HD Supply, Inc., 13.5%, 2015		225,000	232,031
HD Supply, Inc., 8.125%, 2019 (n)		145,000	164,213
HD Supply, Inc., 11.5%, 2020 (n)		125,000	144,063
HD Supply, Inc., 10.5%, 2021 (z)		20,000	20,450
Masonite International Corp., 8.25%, 2021 (n)		305,000	335,500
Nortek, Inc., 8.5%, 2021		435,000	492,638
Owens Corning, Inc., 4.2%, 2022		385,000	390,597
Roofing Supply Group LLC/Roofing Supply Finance, Inc., 10%, 2020 (n)		95,000	107,350
USG Corp., 6.3%, 2016		333,000	350,483
USG Corp., 7.875%, 2020 (n)		150,000	171,000

			$3,908,273
Business Services - 0.8%
Ceridian Corp., 12.25%, 2015 (p)		$130,000	$131,950
Ceridian Corp., 8.875%, 2019 (n)		90,000	100,350
Fidelity National Information Services, Inc., 7.625%, 2017		135,000	145,800
Fidelity National Information Services, Inc., 5%, 2022		230,000	248,975
iGate Corp., 9%, 2016		425,000	466,969
Iron Mountain, Inc., 8.375%, 2021		360,000	396,900
Legend Acquisition Sub, Inc., 10.75%, 2020 (n)		225,000	198,000
Lender Processing Services, Inc., 5.75%, 2023		180,000	190,800
Neustar, Inc., 4.5%, 2023 (z)		135,000	135,000
SunGard Data Systems, Inc., 7.375%, 2018		120,000	127,500
Tencent Holdings Ltd., 3.375%, 2018 (n)		490,000	502,273

			$2,644,517
Cable TV - 2.5%
Bresnan Broadband Holdings LLC, 8%, 2018 (n)		$70,000	$75,600
CCO Holdings LLC, 7.875%, 2018		465,000	496,969
CCO Holdings LLC, 8.125%, 2020		470,000	527,575
CCO Holdings LLC, 7.375%, 2020		130,000	144,625
CCO Holdings LLC, 5.125%, 2023		110,000	108,350
Cequel Communications Holdings, 6.375%, 2020 (n)		230,000	240,925
Cox Communications, Inc., 3.25%, 2022 (n)		1,138,000	1,139,383
DIRECTV Holdings LLC, 5.875%, 2019		370,000	438,338
DIRECTV Holdings LLC, 3.8%, 2022		1,230,000	1,240,826
DISH DBS Corp., 6.75%, 2021		170,000	190,400
DISH DBS Corp., 5%, 2023 (n)		280,000	276,500
EchoStar Corp., 7.125%, 2016		170,000	189,550
Myriad International Holdings B.V., 6.375%, 2017 (n)		271,000	303,520
Telenet Finance Luxembourg, 6.375%, 2020 (n)	EUR	130,000	188,870
Time Warner Cable, Inc., 8.25%, 2019		$920,000	1,216,202
UPC Holding B.V., 9.875%, 2018 (n)		215,000	242,950
UPCB Finance III Ltd., 6.625%, 2020 (n)		421,000	449,418
Virgin Media Finance PLC, 8.375%, 2019		107,000	121,044
Virgin Media Finance PLC, 5.25%, 2022		310,000	323,950
Ziggo Bond Co. B.V., 8%, 2018 (n)	EUR	225,000	330,556

			$8,245,551
Chemicals - 1.4%
Celanese U.S. Holdings LLC, 6.625%, 2018		$490,000	$536,550
Dow Chemical Co., 8.55%, 2019		1,410,000	1,901,515

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Chemicals - continued
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 8.875%, 2018	$360,000	$363,600
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 9%, 2020	215,000	199,950
Huntsman International LLC, 8.625%, 2021	375,000	429,375
INEOS Finance PLC, 8.375%, 2019 (n)	210,000	229,950
INEOS Group Holdings PLC, 8.5%, 2016 (n)	215,000	216,613
LyondellBasell Industries N.V., 6%, 2021	320,000	376,000
Polypore International, Inc., 7.5%, 2017	155,000	168,563
Sociedad Quimica y Minera de Chile S.A., 5.5%, 2020 (n)	347,000	393,592

		$4,815,708
Computer Software - 0.6%
Infor U.S., Inc., 11.5%, 2018	$255,000	$300,263
Nuance Communications, Inc., 5.375%, 2020 (n)	240,000	247,200
Oracle Corp., 5.375%, 2040	607,000	737,886
Seagate HDD Cayman, 6.875%, 2020	141,000	152,985
Syniverse Holdings, Inc., 9.125%, 2019	420,000	456,750
TransUnion Holding Co., Inc., 9.625%, 2018	130,000	138,775
TransUnion LLC/TransUnion Financing Corp., 11.375%, 2018	65,000	75,156

		$2,109,015
Computer Software - Systems - 0.4%
Audatex North America, Inc., 6.75%, 2018 (n)	$270,000	$289,575
CDW LLC/CDW Finance Corp., 12.535%, 2017	220,000	235,400
CDW LLC/CDW Finance Corp., 8.5%, 2019	365,000	404,238
DuPont Fabros Technology, Inc., REIT, 8.5%, 2017	255,000	276,675

		$1,205,888
Conglomerates - 0.6%
Amsted Industries, Inc., 8.125%, 2018 (n)	$545,000	$581,788
BC Mountain LLC, 7%, 2021 (z)	30,000	30,750
Dynacast International LLC, 9.25%, 2019	215,000	229,513
Griffon Corp., 7.125%, 2018	425,000	460,063
Ingersoll-Rand Global Holding Co. Ltd., 9.5%, 2014	375,000	411,267
Silver II Borrower, 7.75%, 2020 (n)	150,000	157,125

		$1,870,506
Consumer Products - 0.8%
Easton-Bell Sports, Inc., 9.75%, 2016	$240,000	$258,902
Elizabeth Arden, Inc., 7.375%, 2021	325,000	361,563
Jarden Corp., 7.5%, 2020	315,000	343,350
Libbey Glass, Inc., 6.875%, 2020	95,000	102,244
Mattel, Inc., 5.45%, 2041	478,000	524,631
Newell Rubbermaid, Inc., 2.05%, 2017	437,000	437,355
Newell Rubbermaid, Inc., 4.7%, 2020	570,000	625,391
Spectrum Brands Escrow Corp., 6.375%, 2020 (n)	100,000	106,375
Spectrum Brands Escrow Corp., 6.625%, 2022 (n)	20,000	21,600

		$2,781,411
Consumer Services - 0.4%
Experian Finance PLC, 2.375%, 2017 (n)	$353,000	$359,358
QVC, Inc., 7.375%, 2020 (n)	200,000	220,772
Service Corp. International, 7%, 2017	620,000	712,225

		$1,292,355

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Containers - 0.9%
Ardagh Packaging Finance PLC , 7%, 2020 (z)	$250,000	$251,875
Ardagh Packaging Finance PLC, 7.375%, 2017 (n)	260,000	285,675
Ardagh Packaging Finance PLC, 9.125%, 2020 (n)	220,000	240,350
Ball Corp., 5%, 2022	160,000	169,600
Berry Plastics Group, Inc., 9.5%, 2018	120,000	134,100
Crown Americas LLC, 4.5%, 2023 (z)	200,000	197,000
Greif, Inc., 6.75%, 2017	550,000	613,250
Reynolds Group, 7.125%, 2019	180,000	192,150
Reynolds Group, 9.875%, 2019	100,000	109,250
Reynolds Group, 5.75%, 2020	165,000	168,713
Reynolds Group, 8.25%, 2021	730,000	764,675

		$3,126,638
Defense Electronics - 0.7%
BAE Systems Holdings, Inc., 5.2%, 2015 (n)	$1,297,000	$1,415,830
BAE Systems Holdings, Inc., 6.375%, 2019 (n)	380,000	451,604
Ducommun, Inc., 9.75%, 2018	325,000	356,688
MOOG, Inc., 7.25%, 2018	255,000	266,475

		$2,490,597
Electrical Equipment - 0.3%
Avaya, Inc., 9.75%, 2015	$200,000	$190,500
Avaya, Inc., 7%, 2019 (n)	80,000	76,400
Ericsson, Inc., 4.125%, 2022	670,000	682,917

		$949,817
Electronics - 0.4%
Freescale Semiconductor, Inc., 9.25%, 2018 (n)	$430,000	$473,000
Nokia Corp., 5.375%, 2019	110,000	105,325
Nokia Corp., 6.625%, 2039	75,000	70,125
Sensata Technologies B.V., 6.5%, 2019 (n)	410,000	439,725
Tyco Electronics Group S.A., 3.5%, 2022	275,000	278,500

		$1,366,675
Emerging Market Quasi-Sovereign - 3.3%
Banco do Nordeste do Brasil (BNB), 4.375%, 2019 (n)	$254,000	$262,890
CEZ A.S., 4.25%, 2022 (n)	250,000	262,930
CNOOC Finance (2012) Ltd., 3.875%, 2022 (n)	204,000	212,691
CNPC (HK) Overseas Capital Ltd., 4.5%, 2021 (n)	494,000	542,563
Comision Federal de Electricidad, 5.75%, 2042 (n)	639,000	709,290
Gaz Capital S.A., 9.25%, 2019	177,000	230,764
Gaz Capital S.A., 3.85%, 2020 (z)	721,000	721,220
Gaz Capital S.A., 5.999%, 2021 (n)	570,000	641,963
Gaz Capital S.A., 4.95%, 2028 (z)	615,000	612,799
Gazprom Neft, 4.375%, 2022 (n)	201,000	201,804
Korea Gas Corp., 2.25%, 2017 (n)	700,000	708,289
Pertamina PT, 6%, 2042 (n)	201,000	217,080
Petrobras International Finance Co., 7.875%, 2019	494,000	608,529
Petrobras International Finance Co., 6.75%, 2041	414,000	483,891
Petroleos Mexicanos, 5.5%, 2021	542,000	621,945
Petroleos Mexicanos, 4.875%, 2022	344,000	378,830
Petroleos Mexicanos, 6.5%, 2041	292,000	343,830
PT Perusahaan Listrik Negara, 5.5%, 2021 (n)	200,000	223,000
PTT PLC, 3.375%, 2022 (n)	331,000	324,524
PTT PLC, 4.5%, 2042 (n)	354,000	334,898

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Emerging Market Quasi-Sovereign - continued
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 2016 (n)	$575,296	$627,073
Rosneft, 3.149%, 2017 (z)	432,000	432,540
Rosneft, 4.199%, 2022 (n)	719,000	719,000
Sberbank of Russia, 6.125%, 2022 (n)	285,000	325,268
Sinopec Group Overseas Development (2012) Ltd., 3.9%, 2022 (n)	200,000	211,078

		$10,958,689
Emerging Market Sovereign - 0.6%
Republic of Colombia, 6.125%, 2041	$210,000	$268,800
Republic of Indonesia, 4.875%, 2021 (n)	200,000	226,000
Republic of Philippines, 5.5%, 2026	200,000	245,250
Republic of Philippines, 6.375%, 2034	300,000	400,500
Republic of Slovakia, 4.375%, 2022 (n)	600,000	640,800
Russian Federation, 5.625%, 2042 (n)	200,000	234,500

		$2,015,850
Energy - Independent - 3.0%
BreitBurn Energy Partners LP, 8.625%, 2020	$140,000	$153,650
BreitBurn Energy Partners LP, 7.875%, 2022 (n)	340,000	359,550
Carrizo Oil & Gas, Inc., 8.625%, 2018	105,000	113,138
Chaparral Energy, Inc., 7.625%, 2022	340,000	367,200
Chesapeake Energy Corp., 6.875%, 2020	270,000	297,000
Concho Resources, Inc., 8.625%, 2017	175,000	189,000
Concho Resources, Inc., 6.5%, 2022	365,000	397,850
Continental Resources, Inc., 8.25%, 2019	320,000	359,600
Denbury Resources, Inc., 8.25%, 2020	460,000	512,900
Denbury Resources, Inc., 4.625%, 2023	115,000	112,700
Energy XXI Gulf Coast, Inc., 9.25%, 2017	510,000	580,763
EP Energy LLC, 9.375%, 2020	810,000	907,200
EPL Oil & Gas, Inc., 8.25%, 2018 (n)	190,000	199,975
EQT Corp., 4.875%, 2021	431,000	460,801
EXCO Resources, Inc., 7.5%, 2018	125,000	118,438
Harvest Operations Corp., 6.875%, 2017	455,000	505,619
Hess Corp., 8.125%, 2019	270,000	345,575
Hilcorp Energy I/Hilcorp Finance Co., 8%, 2020 (n)	115,000	127,363
Laredo Petroleum, Inc., 9.5%, 2019	200,000	226,000
LINN Energy LLC, 6.5%, 2019	115,000	117,156
LINN Energy LLC, 8.625%, 2020	220,000	242,550
LINN Energy LLC, 7.75%, 2021	206,000	220,420
MEG Energy Corp., 6.5%, 2021 (n)	100,000	105,000
Newfield Exploration Co., 6.875%, 2020	320,000	346,000
Plains Exploration & Production Co., 8.625%, 2019	295,000	336,300
Plains Exploration & Production Co., 6.5%, 2020	110,000	121,688
Plains Exploration & Production Co., 6.75%, 2022	245,000	275,931
QEP Resources, Inc., 6.875%, 2021	525,000	607,688
Range Resources Corp., 8%, 2019	190,000	210,900
Range Resources Corp., 5%, 2022	105,000	110,250
Samson Investment Co., 9.75%, 2020 (n)	250,000	265,938
SandRidge Energy, Inc., 8%, 2018 (n)	285,000	299,250
SM Energy Co., 6.5%, 2021	280,000	298,200
Whiting Petroleum Corp., 6.5%, 2018	205,000	219,863

		$10,111,456

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Energy - Integrated - 0.9%
BP Capital Markets PLC, 4.5%, 2020	$272,000	$309,580
BP Capital Markets PLC, 4.742%, 2021	760,000	877,295
Cenovus Energy, Inc., 4.5%, 2014	320,000	338,754
Pacific Rubiales Energy Corp., 7.25%, 2021 (n)	401,000	467,566
Petro-Canada Financial Partnership, 5%, 2014	860,000	922,035

		$2,915,230
Engineering - Construction - 0.1%
BakerCorp International, Inc., 8.25%, 2019	$280,000	$283,500

Entertainment - 0.5%
AMC Entertainment, Inc., 8.75%, 2019	$455,000	$502,775
AMC Entertainment, Inc., 9.75%, 2020	218,000	253,970
Cedar Fair LP, 9.125%, 2018	190,000	212,800
Cinemark USA, Inc., 8.625%, 2019	385,000	426,388
Cinemark USA, Inc., 5.125%, 2022 (n)	55,000	55,688
NAI Entertainment Holdings LLC, 8.25%, 2017 (n)	125,000	136,875
Six Flags Entertainment Corp., 5.25%, 2021 (n)	230,000	228,850

		$1,817,346
Financial Institutions - 2.9%
Aviation Capital Group, 4.625%, 2018 (z)	$90,000	$91,178
CIT Group, Inc., 5.25%, 2014 (n)	400,000	417,000
CIT Group, Inc., 5.25%, 2018	330,000	353,100
CIT Group, Inc., 6.625%, 2018 (n)	394,000	441,280
CIT Group, Inc., 5.5%, 2019 (n)	335,000	358,450
Credit Acceptance Corp., 9.125%, 2017	270,000	294,975
General Electric Capital Corp., 6%, 2019	300,000	362,843
General Electric Capital Corp., 5.5%, 2020	710,000	833,070
General Electric Capital Corp., 3.15%, 2022	813,000	806,002
General Electric Capital Corp., 3.1%, 2023	508,000	501,783
Icahn Enterprises LP, 8%, 2018	407,000	435,999
International Lease Finance Corp., 4.875%, 2015	125,000	130,469
International Lease Finance Corp., 8.625%, 2015	135,000	153,394
International Lease Finance Corp., 7.125%, 2018 (n)	390,000	456,300
LeasePlan Corp. N.V., 3%, 2017 (n)	870,000	879,222
Nationstar Mortgage LLC/Capital Corp., 10.875%, 2015	410,000	436,650
Nationstar Mortgage LLC/Capital Corp., 9.625%, 2019 (n)	115,000	131,100
Nationstar Mortgage LLC/Capital Corp., 7.875%, 2020 (n)	90,000	98,100
NYSE Euronext, 2%, 2017	714,000	728,988
PHH Corp., 9.25%, 2016	185,000	216,913
PHH Corp., 7.375%, 2019	225,000	252,563
SLM Corp., 8.45%, 2018	210,000	250,185
SLM Corp., 8%, 2020	770,000	891,275
SLM Corp., 7.25%, 2022	130,000	145,275

		$9,666,114
Food & Beverages - 3.0%
Anheuser-Busch InBev S.A., 7.75%, 2019	$1,100,000	$1,451,947
ARAMARK Corp., 8.5%, 2015	240,000	241,502
B&G Foods, Inc., 7.625%, 2018	340,000	366,775
Campbell Soup Co., 2.5%, 2022	363,000	352,942
Conagra Foods, Inc., 3.2%, 2023	1,853,000	1,855,338
Grupo Bimbo S.A.B. de C.V., 4.5%, 2022 (n)	101,000	109,650
Kraft Foods Group, Inc., 6.125%, 2018	720,000	878,998

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Food & Beverages - continued
Mead Johnson Nutrition Co., “A”, 4.9%, 2019		$263,000	$297,694
Miller Brewing Co., 5.5%, 2013 (n)		1,370,000	1,406,109
Pernod Ricard S.A., 5.75%, 2021 (n)		594,000	695,382
Pinnacle Foods Finance LLC, 8.25%, 2017		80,000	85,100
SABMiller Holdings, Inc., 3.75%, 2022 (n)		904,000	960,115
TreeHouse Foods, Inc., 7.75%, 2018		250,000	270,625
Tyson Foods, Inc., 6.6%, 2016		560,000	643,490
Tyson Foods, Inc., 4.5%, 2022		448,000	481,786

			$10,097,453
Food & Drug Stores - 0.4%
CVS Caremark Corp., 5.75%, 2041		$1,020,000	$1,235,060

Forest & Paper Products - 0.3%
Boise, Inc., 8%, 2020		$280,000	$310,100
Clearwater Paper Corp., 4.5%, 2023 (z)		45,000	44,663
Georgia-Pacific Corp., 8%, 2024		29,000	40,441
Graphic Packaging Holding Co., 7.875%, 2018		190,000	208,525
Smurfit Kappa Group PLC, 7.75%, 2019 (n)	EUR	195,000	289,924
Tembec Industries, Inc., 11.25%, 2018		$135,000	148,838

			$1,042,491
Gaming & Lodging - 1.6%
Boyd Gaming Corp., 9%, 2020 (n)		$125,000	$126,875
Caesars Entertainment Operating Co., Inc., 8.5%, 2020		350,000	351,750
Choice Hotels International, Inc., 5.75%, 2022		45,000	49,950
CityCenter Holdings LLC, 10.75%, 2017 (p)		125,000	137,969
FelCor Lodging LP, 5.625%, 2023 (n)		40,000	40,350
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (a)(d)(n)		315,000	197
GWR Operating Partnership LLP, 10.875%, 2017		135,000	153,563
Host Hotels & Resorts, Inc., REIT, 5.25%, 2022		175,000	190,750
Isle of Capri Casinos, Inc., 8.875%, 2020		270,000	294,975
Marriott International, Inc., 5.625%, 2013		630,000	630,805
MGM Mirage, 6.625%, 2015		110,000	118,800
MGM Resorts International, 11.375%, 2018		300,000	373,500
MGM Resorts International, 6.625%, 2021		115,000	118,450
Penn National Gaming, Inc., 8.75%, 2019		445,000	507,300
Pinnacle Entertainment, Inc., 8.75%, 2020		150,000	162,750
Seven Seas Cruises S. DE R.L., 9.125%, 2019		365,000	386,900
Viking Cruises Ltd., 8.5%, 2022 (n)		185,000	203,963
Wyndham Worldwide Corp., 6%, 2016		4,000	4,503
Wyndham Worldwide Corp., 5.75%, 2018		760,000	864,015
Wyndham Worldwide Corp., 7.375%, 2020		170,000	207,551
Wynn Las Vegas LLC, 7.75%, 2020		290,000	326,975

			$5,251,891
Industrial - 0.5%
Dematic S.A., 7.75%, 2020 (z)		$205,000	$209,613
Hyva Global B.V., 8.625%, 2016 (n)		200,000	194,000
Johns Hopkins University, 5.25%, 2019		587,000	708,637
Mueller Water Products, Inc., 8.75%, 2020		195,000	221,813
Rexel S.A., 6.125%, 2019 (n)		275,000	294,250
SPL Logistics Escrow LLC, 8.875%, 2020 (n)		140,000	149,800
Unifrax I LLC, 7.5%, 2019 (z)		45,000	45,000

			$1,823,113

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Insurance - 1.9%
Allianz AG, FRN, 5.5%, 2049	EUR	947,000	$1,286,351
American International Group, Inc., 3%, 2015		$20,000	20,770
American International Group, Inc., 8.25%, 2018		280,000	363,444
American International Group, Inc., 8.175% to 2038, FRN to 2068		590,000	767,000
MetLife, Inc., 1.756%, 2017		223,000	223,664
MetLife, Inc., 9.25% to 2038, FRN to 2068 (n)		400,000	550,000
Metropolitan Life Global Funding I, 5.125%, 2014 (n)		430,000	456,126
Principal Financial Group, Inc., 8.875%, 2019		650,000	879,767
Prudential Financial, Inc., 6.2%, 2015		660,000	725,651
Unum Group, 7.125%, 2016		945,000	1,104,123

			$6,376,896
Insurance - Property & Casualty - 2.7%
Aon Corp., 3.5%, 2015		$760,000	$798,969
AXIS Capital Holdings Ltd., 5.75%, 2014		1,035,000	1,107,742
AXIS Capital Holdings Ltd., 5.875%, 2020		370,000	413,511
CNA Financial Corp., 5.875%, 2020		990,000	1,149,027
Liberty Mutual Group, Inc., 4.95%, 2022 (n)		757,000	822,100
Liberty Mutual Group, Inc., 10.75% to 2038, FRN to 2088 (n)		365,000	554,800
PartnerRe Ltd., 5.5%, 2020		583,000	656,308
QBE Capital Funding III Ltd., FRN, 7.25%, 2041 (n)		920,000	952,200
Travelers Cos., Inc., 3.9%, 2020		1,270,000	1,417,561
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2067 (n)		1,095,000	1,160,700

			$9,032,918
International Market Quasi-Sovereign - 1.6%
EDF Energies Nouvelles S.A., 6.5%, 2019 (n)		$1,090,000	$1,329,773
Exportfinans ASA, 5.5%, 2016		965,000	1,007,398
ING Bank N.V., 3.9%, 2014 (n)		1,060,000	1,100,871
Israel Electric Corp. Ltd., 6.7%, 2017 (n)		553,000	611,065
Vestjysk Bank A/S, FRN, 0.858%, 2013 (n)		710,000	711,370
Westpac Banking Corp., 3.45%, 2014 (n)		520,000	542,734

			$5,303,211
International Market Sovereign - 11.2%
Federal Republic of Germany, 3.75%, 2015	EUR	1,805,000	$2,613,441
Federal Republic of Germany, 4.25%, 2018	EUR	756,000	1,211,472
Federal Republic of Germany, 6.25%, 2030	EUR	631,000	1,344,523
Government of Australia, 5.75%, 2021	AUD	264,000	323,788
Government of Bermuda, 5.603%, 2020 (n)		$295,000	342,200
Government of Canada, 4.5%, 2015	CAD	658,000	709,550
Government of Canada, 4.25%, 2018	CAD	360,000	410,264
Government of Canada, 5.75%, 2033	CAD	119,000	179,987
Government of Japan, 1.7%, 2017	JPY	256,350,000	2,985,078
Government of Japan, 1.1%, 2020	JPY	131,000,000	1,500,739
Government of Japan, 2.1%, 2024	JPY	62,000,000	764,468
Government of Japan, 2.2%, 2027	JPY	148,300,000	1,818,356
Government of Japan, 2.4%, 2037	JPY	153,200,000	1,844,942
Kingdom of Belgium, 5.5%, 2017	EUR	728,000	1,183,031
Kingdom of Denmark, 3%, 2021	DKK	1,532,000	314,259
Kingdom of Spain, 4.6%, 2019	EUR	1,296,000	1,792,686
Kingdom of Sweden, 5%, 2020	SEK	1,100,000	212,704
Kingdom of the Netherlands, 3.75%, 2014	EUR	1,460,000	2,081,111
Kingdom of the Netherlands, 5.5%, 2028	EUR	191,000	363,874
Republic of Austria, 4.65%, 2018	EUR	608,000	968,361

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
International Market Sovereign - continued
Republic of Finland, 3.875%, 2017	EUR	179,000	$276,133
Republic of France, 6%, 2025	EUR	417,000	777,396
Republic of France, 4.75%, 2035	EUR	870,000	1,506,286
Republic of Iceland, 4.875%, 2016 (n)		$593,000	633,917
Republic of Iceland, 5.875%, 2022 (n)		113,000	127,814
Republic of Ireland, 4.6%, 2016	EUR	374,000	543,517
Republic of Italy, 4.25%, 2015	EUR	695,000	988,707
Republic of Italy, 5.25%, 2017	EUR	2,056,000	3,057,010
Republic of Italy, 3.75%, 2021	EUR	790,000	1,072,546
State of Israel, 4%, 2022		$1,496,000	1,604,460
United Kingdom Treasury, 8%, 2015	GBP	815,000	1,569,101
United Kingdom Treasury, 8%, 2021	GBP	605,000	1,425,756
United Kingdom Treasury, 4.25%, 2036	GBP	555,000	1,034,798

			$37,582,275
Internet - 0.1%
Baidu, Inc., 3.5%, 2022		$367,000	$357,009

Local Authorities - 0.5%
Louisiana Gas & Fuels Tax Rev. (Build America Bonds), FRN, 3%, 2043		$820,000	$823,567
Province of Ontario, 5.45%, 2016		745,000	856,974

			$1,680,541
Machinery & Tools - 1.2%
Atlas Copco AB, 5.6%, 2017 (n)		$1,073,000	$1,237,871
Case New Holland, Inc., 7.875%, 2017		775,000	916,438
CNH America LLC, 7.25%, 2016		145,000	162,038
CNH Capital LLC, 3.875%, 2015 (n)		55,000	56,513
CNH Capital LLC, 6.25%, 2016		75,000	82,688
H&E Equipment Services LLC, 7%, 2022 (n)		360,000	393,300
NESCO LLC/NESCO Holdings Corp., 11.75%, 2017 (n)		350,000	381,500
RSC Equipment Rental, Inc., 8.25%, 2021		315,000	358,313
United Rentals North America, Inc., 5.75%, 2018		135,000	145,125
United Rentals North America, Inc., 7.625%, 2022		139,000	154,985

			$3,888,771
Major Banks - 7.3%
ABN AMRO Bank N.V., 4.25%, 2017 (n)		$913,000	$990,030
Bank of America Corp., 7.375%, 2014		460,000	496,145
Bank of America Corp., 6.5%, 2016		1,305,000	1,508,918
Bank of America Corp., 3.3%, 2023		1,554,000	1,532,580
Barclays Bank PLC, 5.125%, 2020		770,000	874,446
Barclays Bank PLC, 7.625%, 2022		240,000	236,700
BNP Paribas, 7.195% to 2037, FRN to 2049 (n)		600,000	624,300
BNP Paribas, FRN, 3.059%, 2014		164,000	170,355
Commonwealth Bank of Australia, 5%, 2019 (n)		760,000	889,601
Credit Suisse New York, 5.5%, 2014		650,000	689,247
DBS Bank Ltd., 2.35%, 2017 (n)		980,000	1,006,388
Goldman Sachs Group, Inc., 5.125%, 2015		450,000	482,850
Goldman Sachs Group, Inc., 5.75%, 2022		1,213,000	1,413,912
HSBC Holdings PLC, 4%, 2022		1,047,000	1,115,108
HSBC USA, Inc., 4.875%, 2020		930,000	1,034,096
ING Bank N.V., 3.75%, 2017 (n)		1,233,000	1,317,396
JPMorgan Chase & Co., 2%, 2017		330,000	333,403
JPMorgan Chase & Co., 4.625%, 2021		870,000	970,399

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Major Banks - continued
Macquarie Bank Ltd., 5%, 2017 (n)	$769,000	$842,803
Macquarie Group Ltd., 6%, 2020 (n)	428,000	465,501
Merrill Lynch & Co., Inc., 6.4%, 2017	400,000	468,550
Morgan Stanley, 6%, 2014	620,000	657,204
Morgan Stanley, 7.3%, 2019	250,000	306,031
Morgan Stanley, 5.625%, 2019	420,000	476,340
Royal Bank of Scotland Group PLC, 6.99% to 2017, FRN to 2049 (n)	145,000	136,300
Royal Bank of Scotland Group PLC, 7.648% to 2031, FRN to 2049	560,000	590,800
Royal Bank of Scotland PLC, 2.55%, 2015	471,000	485,618
Santander International Debt S.A., 2.991%, 2013 (n)	800,000	805,144
Standard Chartered PLC, 3.85%, 2015 (n)	850,000	897,039
UFJ Finance Aruba AEC, 6.75%, 2013	648,000	665,804
Wells Fargo & Co., 7.98% to 2018, FRN to 2049	405,000	465,750
Westpac Banking Corp., 2%, 2017	1,580,000	1,617,086

		$24,565,844
Medical & Health Technology & Services - 2.6%
AmSurg Corp., 5.625%, 2020 (n)	$70,000	$73,150
Cardinal Health, Inc., 5.8%, 2016	840,000	972,472
CDRT Holding Corp., 9.25%, 2017 (n)(p)	75,000	77,438
Davita, Inc., 6.375%, 2018	490,000	524,300
Davita, Inc., 6.625%, 2020	390,000	425,100
Express Scripts Holding Co., 3.9%, 2022	433,000	458,867
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)	185,000	210,900
Fresenius Medical Care Capital Trust III, 5.625%, 2019 (n)	245,000	265,213
Fresenius Medical Care Capital Trust III, 5.875%, 2022 (z)	100,000	109,250
HCA, Inc., 8.5%, 2019	840,000	934,500
HCA, Inc., 7.5%, 2022	515,000	594,825
HCA, Inc., 5.875%, 2022	215,000	233,813
HealthSouth Corp., 8.125%, 2020	565,000	620,088
IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 2019	390,000	395,850
McKesson Corp., 5.7%, 2017	370,000	433,368
Owens & Minor, Inc., 6.35%, 2016	710,000	775,688
Select Medical Corp., 7.625%, 2015	45,000	45,056
Tenet Healthcare Corp., 9.25%, 2015	190,000	215,175
Tenet Healthcare Corp., 8%, 2020	215,000	233,813
Tenet Healthcare Corp., 4.5%, 2021 (z)	115,000	113,131
Thermo Fisher Scientific, Inc., 3.15%, 2023	406,000	396,317
Universal Health Services, Inc, 7.625%, 2020	240,000	257,400
Universal Health Services, Inc., 7%, 2018	210,000	231,525
Universal Hospital Services, Inc., FRN, 3.902%, 2015	90,000	89,663

		$8,686,902
Medical Equipment - 0.2%
Biomet, Inc., 6.5%, 2020 (n)	$255,000	$267,750
Hologic, Inc., 6.25%, 2020 (n)	95,000	102,125
Physio-Control International, Inc., 9.875%, 2019 (n)	185,000	207,200

		$577,075
Metals & Mining - 1.1%
Arch Coal, Inc., 7.25%, 2020	$270,000	$241,650
Cloud Peak Energy, Inc., 8.25%, 2017	560,000	595,000
Cloud Peak Energy, Inc., 8.5%, 2019	60,000	65,250
Consol Energy, Inc., 8%, 2017	195,000	210,600
Consol Energy, Inc., 8.25%, 2020	200,000	216,500

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Metals & Mining - continued
First Quantum Minerals Ltd., 7.25%, 2019 (n)	$200,000	$203,500
Fortescue Metals Group Ltd., 8.25%, 2019 (n)	230,000	246,675
Peabody Energy Corp., 6%, 2018	125,000	130,938
Peabody Energy Corp., 6.25%, 2021	125,000	130,625
Southern Copper Corp., 6.75%, 2040	977,000	1,142,929
Vale Overseas Ltd., 4.375%, 2022	421,000	434,829

		$3,618,496
Mortgage-Backed - 0.9%
Fannie Mae, 5.5%, 2019 - 2036	$1,023,677	$1,106,513
Fannie Mae, 6.5%, 2031	80,857	91,429
Fannie Mae, 6%, 2034 (f)	915,205	1,021,716
Freddie Mac, 4.224%, 2020	818,658	937,064

		$3,156,722
Municipals - 0.1%
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 2023	$230,000	$229,048

Natural Gas - Distribution - 0.5%
AmeriGas Finance LLC, 6.75%, 2020	$245,000	$265,825
Ferrellgas LP/Ferrellgas Finance Corp., 6.5%, 2021	175,000	176,750
GDF Suez, 1.625%, 2017 (n)	1,400,000	1,392,916

		$1,835,491
Natural Gas - Pipeline - 2.8%
Access Midstream Partners Co., 4.875%, 2023	$110,000	$109,450
Atlas Pipeline Partners LP, 8.75%, 2018	465,000	498,480
Atlas Pipeline Partners LP, 5.875%, 2023 (z)	175,000	174,563
Crosstex Energy, Inc., 8.875%, 2018	430,000	461,713
El Paso Corp., 7%, 2017	410,000	470,014
El Paso Corp., 7.75%, 2032	465,000	546,738
Energy Transfer Equity LP, 7.5%, 2020	380,000	437,950
Energy Transfer Partners LP, 3.6%, 2023	825,000	815,769
Energy Transfer Partners LP, 6.5%, 2042	779,000	898,635
Enterprise Products Partners LP, 6.3%, 2017	870,000	1,047,520
Enterprise Products Partners LP, 8.375% to 2016, FRN to 2066	181,000	206,793
Enterprise Products Partners LP, 7.034% to 2018, FRN to 2068	113,000	129,385
Inergy Midstream LP, 6%, 2020 (n)	270,000	278,775
Kinder Morgan Energy Partners LP, 6.375%, 2041	1,070,000	1,282,559
MarkWest Energy Partners LP, 5.5%, 2023	205,000	216,275
Rockies Express Pipeline LLC, 5.625%, 2020 (n)	97,000	91,180
Sabine Pass Liquefaction, 5.625%, 2021 (z)	100,000	100,375
Spectra Energy Capital LLC, 8%, 2019	679,000	896,751
Sunoco Logistics Partner LP, 3.45%, 2023	592,000	584,375
Williams Cos., Inc., 3.7%, 2023	279,000	274,758

		$9,522,058
Network & Telecom - 1.5%
AT&T, Inc., 5.5%, 2018	$660,000	$775,605
AT&T, Inc., 3.875%, 2021	670,000	727,743
Centurylink, Inc., 7.65%, 2042	810,000	833,573
Cincinnati Bell, Inc., 8.25%, 2017	90,000	96,638
Citizens Communications Co., 9%, 2031	185,000	200,725
France Telecom, 4.375%, 2014	640,000	671,509
Frontier Communications Corp., 8.125%, 2018	295,000	341,463

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Network & Telecom - continued
Qwest Communications International, Inc., 7.125%, 2018 (n)	$270,000	$281,665
Qwest Corp., 7.5%, 2014	1,000	1,098
TW Telecom Holdings, Inc., 5.375%, 2022	120,000	126,000
Verizon Communications, Inc., 8.75%, 2018	448,000	612,270
Windstream Corp., 8.125%, 2018	55,000	60,363
Windstream Corp., 7.75%, 2020	265,000	288,188
Windstream Corp., 7.75%, 2021	125,000	136,563

		$5,153,403
Oil Services - 0.8%
Bristow Group, Inc., 6.25%, 2022	$120,000	$129,600
Chesapeake Energy Corp., 6.625%, 2019 (n)	100,000	99,000
Dresser-Rand Group, Inc., 6.5%, 2021	130,000	137,800
Edgen Murray Corp., 8.75%, 2020 (n)	260,000	265,850
Pioneer Energy Services Corp., 9.875%, 2018	220,000	238,700
Shale-Inland Holdings LLC/Finance Co., 8.75%, 2019 (n)	285,000	299,250
Transocean, Inc., 2.5%, 2017	314,000	315,072
Transocean, Inc., 6%, 2018	670,000	771,006
Unit Corp., 6.625%, 2021	335,000	347,563

		$2,603,841
Other Banks & Diversified Financials - 4.3%
Ally Financial, Inc., 5.5%, 2017	$730,000	$784,807
Ally Financial, Inc., 6.25%, 2017	165,000	183,578
American Express Centurion Bank, 5.5%, 2013	510,000	515,120
Banco de Reservas de La Republica Dominicana, 7%, 2023 (z)	218,000	220,725
Bancolombia S.A., 5.95%, 2021	398,000	459,690
Bancolombia S.A., 5.125%, 2022	49,000	50,715
BBVA Banco Continental S.A., 5%, 2022 (n)	40,000	43,000
Citigroup, Inc., 6.375%, 2014	630,000	678,842
Citigroup, Inc., 6.01%, 2015	530,000	577,345
Citigroup, Inc., 8.5%, 2019	389,000	518,774
GMAC, Inc., 8%, 2031	60,000	75,825
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)	645,000	788,983
Intesa Sanpaolo S.p.A, 3.875%, 2018	996,000	978,950
Intesa Sanpaolo S.p.A., FRN, 2.711%, 2014 (n)	590,000	593,987
LBG Capital No. 1 PLC, 7.875%, 2020 (n)	550,000	602,800
Lloyds TSB Bank PLC, 5.8%, 2020 (n)	645,000	758,466
PKO Finance AB, 4.63%, 2022 (n)	57,000	59,437
Rabobank Nederland N.V., 3.375%, 2017	525,000	563,670
Rabobank Nederland N.V., 3.95%, 2022	1,174,000	1,174,416
Santander Holdings USA, Inc., 4.625%, 2016	130,000	138,255
Santander UK PLC, 8.963% to 2030, FRN to 2049	673,000	777,315
SunTrust Banks, Inc., 3.5%, 2017	622,000	664,385
Svenska Handelsbanken AB, 4.875%, 2014 (n)	910,000	958,694
Swedbank AB, 2.125%, 2017 (n)	615,000	625,748
U.S. Bancorp, 2.95%, 2022	416,000	412,435
Union Bank, 3%, 2016	1,250,000	1,318,976

		$14,524,938
Personal Computers & Peripherals - 0.2%
Equifax, Inc., 3.3%, 2022	$671,000	$656,854

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Pharmaceuticals - 1.5%
AbbVie, Inc., 2.9%, 2022 (n)		$1,050,000	$1,038,084
Capsugel FinanceCo. SCA, 9.875%, 2019 (n)	EUR	145,000	220,015
Celgene Corp., 3.95%, 2020		$890,000	953,687
Hospira, Inc., 6.05%, 2017		490,000	565,263
Pfizer, Inc., 6.2%, 2019		860,000	1,077,354
Teva Pharmaceutical Finance LLC, 5.55%, 2016		359,000	405,347
Teva Pharmaceutical Finance LLC, 2.25%, 2020		250,000	249,429
Valeant Pharmaceuticals International, Inc., 7%, 2020 (n)		315,000	333,900
Valeant Pharmaceuticals International, Inc., 7.25%, 2022 (n)		180,000	193,500

			$5,036,579
Pollution Control - 0.4%
Heckmann Corp., 9.875%, 2018		$75,000	$79,125
Heckmann Corp., 9.875%, 2018		230,000	244,375
Republic Services, Inc., 5.25%, 2021		730,000	847,640

			$1,171,140
Precious Metals & Minerals - 0.2%
Eldorado Gold Corp., 6.125%, 2020 (n)		$185,000	$194,481
IAMGOLD Corp., 6.75%, 2020 (n)		353,000	345,940

			$540,421
Printing & Publishing - 0.3%
American Media, Inc., 13.5%, 2018 (z)		$28,530	$24,964
Nielsen Finance LLC, 7.75%, 2018		270,000	300,713
Nielsen Finance LLC, 4.5%, 2020 (n)		140,000	137,900
Pearson Funding Four PLC, 3.75%, 2022 (n)		437,000	450,831

			$914,408
Railroad & Shipping - 0.6%
CSX Corp., 4.1%, 2044		$1,905,000	$1,792,013
Kansas City Southern de Mexico S.A. de C.V., 6.125%, 2021		125,000	140,625

			$1,932,638
Real Estate - 2.0%
Boston Properties LP, REIT, 3.7%, 2018		$420,000	$456,913
CNL Lifestyle Properties, Inc., REIT, 7.25%, 2019		130,000	129,025
DDR Corp., REIT, 4.625%, 2022		874,000	941,129
Entertainment Properties Trust, REIT, 7.75%, 2020		250,000	291,697
HCP, Inc., REIT, 5.375%, 2021		806,000	933,949
Health Care REIT, Inc., 2.25%, 2018		312,000	313,302
Kennedy Wilson, Inc., 8.75%, 2019		125,000	132,500
Kimco Realty Corp., REIT, 6.875%, 2019		191,000	240,439
MPT Operating Partnership LP, REIT, 6.875%, 2021		245,000	268,888
MPT Operating Partnership LP, REIT, 6.375%, 2022		245,000	262,763
Simon Property Group, Inc., REIT, 6.1%, 2016		1,790,000	2,053,357
WEA Finance LLC, REIT, 6.75%, 2019 (n)		590,000	727,774

			$6,751,736
Retailers - 2.4%
Academy Ltd., 9.25%, 2019 (n)		$160,000	$178,400
AutoZone, Inc., 6.5%, 2014		1,210,000	1,277,009
Burlington Coat Factory Warehouse Corp., 10%, 2019		290,000	315,375
Dollar General Corp., 4.125%, 2017		706,000	744,830
Gap, Inc., 5.95%, 2021		1,118,000	1,261,768

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Retailers - continued
J. Crew Group, Inc., 8.125%, 2019	$250,000	$268,125
Kohl’s Corp., 3.25%, 2023	997,000	935,526
Limited Brands, Inc., 5.25%, 2014	242,000	254,705
Limited Brands, Inc., 6.9%, 2017	205,000	236,263
Limited Brands, Inc., 7%, 2020	135,000	155,250
Limited Brands, Inc., 6.95%, 2033	115,000	118,450
Macy’s, Inc., 7.875%, 2015	860,000	1,000,366
Pantry, Inc., 8.375%, 2020 (n)	120,000	128,400
Rite Aid Corp., 9.25%, 2020	250,000	278,125
Sally Beauty Holdings, Inc., 6.875%, 2019	125,000	138,125
Toys “R” Us Property Co. II LLC, 8.5%, 2017	150,000	157,875
Toys “R” Us, Inc., 10.75%, 2017	415,000	446,125
Yankee Acquisition Corp., 8.5%, 2015	2,000	2,005
YCC Holdings LLC/Yankee Finance, Inc., 10.25%, 2016 (p)	130,000	133,901

		$8,030,623

Specialty Chemicals - 0.1%
Eagle Spinco, Inc., 4.625%, 2021 (z)	$55,000	$55,344
Georgia Gulf Corp., 4.875%, 2023 (z)	20,000	20,150
Koppers, Inc., 7.875%, 2019	185,000	203,731

		$279,225
Specialty Stores - 0.1%
Gymboree Corp., 9.125%, 2018	$135,000	$126,900
Michaels Stores, Inc., 11.375%, 2016	136,000	141,951
Michaels Stores, Inc., 7.75%, 2018	140,000	153,125

		$421,976
Supranational - 0.4%
Corporacion Andina de Fomento, 4.375%, 2022	$1,290,000	$1,402,479

Telecommunications - Wireless - 2.5%
America Movil S.A.B. de C.V., 3.125%, 2022	$774,000	$768,978
American Tower Corp., REIT, 4.625%, 2015	440,000	472,259
American Tower Corp., REIT, 4.7%, 2022	732,000	789,034
Clearwire Corp., 12%, 2015 (n)	315,000	341,381
Cricket Communications, Inc., 7.75%, 2020	270,000	280,125
Crown Castle International Corp., 7.125%, 2019	800,000	889,000
Crown Castle International Corp., 5.25%, 2023 (n)	165,000	173,250
Crown Castle Towers LLC, 6.113%, 2020 (n)	838,000	1,013,908
Digicel Group Ltd., 12%, 2014 (n)	100,000	107,750
Digicel Group Ltd., 10.5%, 2018 (n)	345,000	384,675
MetroPCS Wireless, Inc., 7.875%, 2018	245,000	265,213
Rogers Cable, Inc., 5.5%, 2014	659,000	694,171
Sprint Capital Corp., 6.875%, 2028	325,000	328,250
Sprint Nextel Corp., 6%, 2016	425,000	457,938
Sprint Nextel Corp., 8.375%, 2017	310,000	358,438
Sprint Nextel Corp., 9%, 2018 (n)	75,000	92,813
Sprint Nextel Corp., 6%, 2022	360,000	361,800
Wind Acquisition Finance S.A., 11.75%, 2017 (n)	405,000	435,375
Wind Acquisition Finance S.A., 7.25%, 2018 (n)	245,000	257,863

		$8,472,221

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Telephone Services - 0.2%
Cogent Communications Group, Inc., 8.375%, 2018 (n)	$120,000	$132,900
Level 3 Financing, Inc., 9.375%, 2019	205,000	231,650
Level 3 Financing, Inc., 7%, 2020 (n)	80,000	84,800
Level 3 Financing, Inc., 8.625%, 2020	135,000	151,200

		$600,550
Tobacco - 2.1%
Altria Group, Inc., 9.25%, 2019	$352,000	$486,073
B.A.T. International Finance PLC, 8.125%, 2013 (n)	810,000	854,856
B.A.T. International Finance PLC, 3.25%, 2022 (n)	1,882,000	1,929,426
Lorillard Tobacco Co., 8.125%, 2019	640,000	815,890
Lorillard Tobacco Co., 6.875%, 2020	480,000	581,573
Reynolds American, Inc., 6.75%, 2017	1,040,000	1,254,381
Reynolds American, Inc., 4.75%, 2042	1,270,000	1,241,414

		$7,163,613
Transportation - 0.1%
Navios South American Logistics, Inc., 9.25%, 2019	$248,000	$248,000

Transportation - Services - 1.3%
ACL I Corp., 10.625%, 2016 (p)	$322,721	$310,227
Aguila American Resources Ltd., 7.875%, 2018 (n)	230,000	243,800
Avis Budget Car Rental LLC, 8.25%, 2019	195,000	215,963
Avis Budget Car Rental LLC, 9.75%, 2020	110,000	127,325
CEVA Group PLC, 8.375%, 2017 (n)	475,000	485,688
Commercial Barge Line Co., 12.5%, 2017	580,000	636,550
ERAC USA Finance Co., 6.375%, 2017 (n)	930,000	1,117,796
HDTFS, Inc., 5.875%, 2020 (n)	50,000	53,125
Navios Maritime Acquisition Corp., 8.625%, 2017	360,000	341,100
Navios Maritime Holdings, Inc., 8.875%, 2017	325,000	320,938
Swift Services Holdings, Inc., 10%, 2018	530,000	598,238

		$4,450,750
U.S. Government Agencies and Equivalents - 0.1%
National Credit Union Administration Guaranteed Note, 2.9%, 2020	$240,000	$256,036

Utilities - Electric Power - 3.7%
AES Corp., 8%, 2017	$485,000	$560,175
AES Corp., 7.375%, 2021	125,000	139,375
Allegheny Energy, Inc., 5.75%, 2019 (n)	800,000	898,330
Calpine Corp., 8%, 2016 (n)	280,000	295,400
Calpine Corp., 7.875%, 2020 (n)	355,000	391,388
CMS Energy Corp., 4.25%, 2015	760,000	808,822
CMS Energy Corp., 5.05%, 2022	608,000	677,554
Covanta Holding Corp., 7.25%, 2020	210,000	231,337
Covanta Holding Corp., 6.375%, 2022	80,000	87,309
Duke Energy Corp., 3.35%, 2015	1,230,000	1,293,908
Energy Future Holdings Corp., 10%, 2020	910,000	1,044,225
Energy Future Holdings Corp., 10%, 2020 (z)	230,000	263,350
Energy Future Holdings Corp., 11.75%, 2022 (n)	245,000	278,994
Exelon Generation Co. LLC, 5.2%, 2019	360,000	407,169
GenOn Energy, Inc., 9.5%, 2018	25,000	29,688
GenOn Energy, Inc., 9.875%, 2020	445,000	511,750
NRG Energy, Inc., 8.25%, 2020	680,000	768,400
Oncor Electric Delivery Co., 4.1%, 2022	922,000	993,407

Portfolio of Investments (unaudited) – continued

Issuer			Shares/Par	Value ($)

Bonds - continued
Utilities - Electric Power - continued
PPL WEM Holdings PLC, 3.9%, 2016 (n)			$1,210,000	$1,274,556
Progress Energy, Inc., 3.15%, 2022			1,148,000	1,149,332
Texas Competitive Electric Holdings Co. LLC, 11.5%, 2020 (n)			140,000	110,551
Waterford 3 Funding Corp., 8.09%, 2017			277,116	284,791

				$12,499,811
Total Bonds				$324,808,885

Floating Rate Loans (g)(r) - 0.0%
Financial Institutions - 0.0%
Springleaf Finance Corp., Term Loan, 5.5%, 2017			$130,430	$130,658

Convertible Preferred Stocks - 0.1%
Automotive - 0.1%
General Motors Co., 4.75%			5,940	$257,321

Common Stocks - 0.0%
Automotive - 0.0%
Accuride Corp. (a)			6,738	$25,335

Broadcasting - 0.0%
New Young Broadcasting Holding Co., Inc. (a)			7	$26,250

Chemicals - 0.0%
LyondellBasell Industries N.V., “A”			18	$1,142

Printing & Publishing - 0.0%
American Media Operations, Inc. (a)			7,311	$34,727
Total Common Stocks				$87,454

Preferred Stocks - 0.1%
Other Banks & Diversified Financials - 0.1%
Ally Financial, Inc., 7% (z)			160	$156,155
GMAC Capital Trust I, 8.125%			9,100	242,697
Total Preferred Stocks				$398,852
	Strike Price	First Exercise
Warrants - 0.1%
New Young Broadcasting Holding Co., Inc. (1 share for 1 warrant) (a)	$0.01	7/14/10	41	$153,750

Convertible Bonds - 0.1%
Network & Telecom - 0.1%
Nortel Networks Corp., 2.125%, 2014 (a)(d)			$300,000	$298,500

Money Market Funds - 2.3%
MFS Institutional Money Market Portfolio, 0.14%, at Net Asset Value (v)			7,739,182	$7,739,182
Total Investments				$333,874,602

Other Assets, Less Liabilities - 0.3%				1,016,760
Net Assets - 100.0%				$334,891,362

(a)	Non-income producing security.
(d)	In default. Interest and/or scheduled principal payment(s) have been missed.

Portfolio of Investments (unaudited) – continued

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $83,151,013, representing 24.8% of net assets.
(p)	Payment-in-kind security.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Ally Financial, Inc., 7% (Preferred Stock)	4/13/11-4/14/11	$150,000	$156,155
American Media, Inc., 13.5%, 2018	12/28/10	28,899	24,964
Anthracite Ltd., “A”, CDO, FRN, 0.564%, 2019	1/28/10	193,384	241,657
Ardagh Packaging Finance PLC , 7%, 2020	1/16/13	250,000	251,875
Atlas Pipeline Partners LP, 5.875%, 2023	1/28/13	175,000	174,563
Aviation Capital Group, 4.625%, 2018	1/14/13	90,000	91,178
BC Mountain LLC, 7%, 2021	1/25/13	30,000	30,750
Banco de Reservas de La Republica Dominicana, 7%, 2023	1/25/13	216,101	220,725
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.803%, 2040	3/01/06	437,853	276,011
Bombardier, Inc., 4.25%, 2016	1/09/13	68,000	70,040
Clearwater Paper Corp., 4.5%, 2023	1/17/13	45,000	44,663
Crest Ltd., “A1” CDO, FRN, 0.79%, 2018	1/21/10	108,128	130,922
Crown Americas LLC, 4.5%, 2023	1/03/13	200,000	197,000
Daimler Finance North America LLC, 1.875%, 2018	1/07/13	1,251,816	1,253,638
Dematic S.A., 7.75%, 2020	12/13/12	205,000	209,613
Eagle Spinco, Inc., 4.625%, 2021	1/17/13	55,000	55,344
Energy Future Holdings Corp., 10%, 2020	1/07/10-3/02/10	234,179	263,350
Falcon Franchise Loan LLC, FRN, 6.1%, 2023	1/18/02	34,145	113,219
Falcon Franchise Loan LLC, FRN, 8.026%, 2025	1/29/03	45,294	88,618
Fresenius Medical Care Capital Trust III, 5.875%, 2022	1/24/13	110,492	109,250
GMAC LLC, FRN, 6.02%, 2033	11/17/00	618,355	629,032
Gaz Capital S.A., 3.85%, 2020	1/30/13	721,000	721,220
Gaz Capital S.A., 4.95%, 2028	1/30/13	615,000	612,799
Georgia Gulf Corp., 4.875%, 2023	1/17/13	20,000	20,150
Gibraltar Industries, Inc., 6.25%, 2021	1/18/13	45,000	46,744
HD Supply, Inc., 10.5%, 2021	1/09/13	20,000	20,450
Heckler & Koch GmbH, 9.5%, 2018	5/06/11	142,062	120,165
Jaguar Land Rover PLC, 5.625%, 2023	1/23/13	150,000	153,000
LBI Media, Inc., 13.5% to 2015, 11.5% to 2020	1/12/13	51,324	49,610
Lear Corp., 4.75%, 2023	1/14/13	80,000	79,600
Local TV Finance LLC, 9.25%, 2015	12/10/07-12/06/12	297,921	301,245
Morgan Stanley Capital I, Inc., FRN, 1.384%, 2039	7/20/04	84,113	62,893
Netflix, Inc., 5.375%, 2021	1/29/13-1/30/13	175,244	174,125

Portfolio of Investments (unaudited) – continued

Restricted Securities - continued	Acquisition Date	Cost	Value
Neustar, Inc., 4.5%, 2023	1/11/13-1/16/13	$134,963	$135,000
Prudential Securities Secured Financing Corp., FRN, 7.206%, 2013	12/06/04	820,879	818,564
Rosneft, 3.149%, 2017	11/29/12	432,000	432,540
Sabine Pass Liquefaction, 5.625%, 2021	1/29/13	100,000	100,375
Salomon Brothers Mortgage Securities, Inc., FRN, 7.145%, 2032	1/07/05	65,094	59,918
Tenet Healthcare Corp., 4.5%, 2021	1/22/13	115,000	113,131
Unifrax I LLC, 7.5%, 2019	1/31/13	45,000	45,000
Total Restricted Securities			$8,699,096
% of Net assets			2.6%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
SEK	Swedish Krona

Derivative Contracts at 1/31/13

Forward Foreign Currency Exchange Contracts at 1/31/13

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	AUD	Wespac Banking Corp.	301,736	4/15/13	$314,025	$313,017	$1,008
SELL	CAD	Merrill Lynch International Bank	1,347,594	4/15/13	1,362,471	1,349,078	13,393
SELL	GBP	Barclays Bank PLC	1,342,261	4/15/13	2,158,652	2,128,026	30,626
SELL	GBP	Deutsche Bank AG	1,342,261	4/15/13	2,159,739	2,128,026	31,713

							$76,740

Liability Derivatives
SELL	DKK	Deutsche Bank AG	1,701,041	4/15/13	$299,113	$309,783	$(10,670)
SELL	EUR	Deutsche Bank AG	2,447,095	4/15/13	3,201,200	3,323,914	(122,714)
SELL	EUR	JPMorgan Chase Bank	3,384,095	4/15/13	4,426,590	4,596,651	(170,061)
BUY	JPY	Credit Suisse Group	34,057,524	4/15/13	388,634	372,619	(16,015)
BUY	JPY	Merrill Lynch International Bank	34,057,523	4/15/13	388,235	372,619	(15,616)
SELL	SEK	Deutsche Bank AG	1,114,421	4/15/13	170,769	175,022	(4,253)

							$(339,329)

Portfolio of Investments (unaudited) – continued

Futures Contracts Outstanding at 1/31/13

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	78	$10,239,938	March - 2013	$170,832

At January 31, 2013, the fund had liquid securities with an aggregate value of $96,013 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

1/31/13 (unaudited)

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts.

Supplemental Information (unaudited) – continued

The following is a summary of the levels used as of January 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$526,494	$336,156	$34,727	$897,377
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	256,035	—	256,035
Non-U.S. Sovereign Debt	—	57,262,504	—	57,262,504
Municipal Bonds	—	229,048	—	229,048
U.S.Corporate Bonds	—	195,422,315	—	195,422,315
Residential Mortgage-Backed Securities	—	3,156,722	—	3,156,722
Commercial Mortgage-Backed Securities	—	1,888,900	—	1,888,900
Asset-Backed Securities (including CDOs)	—	3,095,433	—	3,095,433
Foreign Bonds	—	63,796,428	—	63,796,428
Floating Rate Loans	—	130,658	—	130,658
Mutual Funds	7,739,182	—	—	7,739,182
Total Investments	$8,265,676	$325,574,199	$34,727	$333,874,602

Other Financial Instruments
Futures Contracts	$170,832	$—	$—	$170,832
Forward Foreign Currency Exchange Contracts	—	(262,589)	—	(262,589)

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 10/31/12	$38,675
Change in unrealized appreciation (depreciation)	(3,948)
Balance as of 1/31/13	$34,727

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at January 31, 2013 is $(3,948).

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$314,559,710
Gross unrealized appreciation	22,601,683
Gross unrealized depreciation	(3,286,791)
Net unrealized appreciation (depreciation)	$19,314,892

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	8,495,868	22,606,494	(23,363,180)	7,739,182

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$3,723	$7,739,182

Supplemental Information (unaudited) – continued

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of January 31, 2013 are as follows:

United States	63.3%
United Kingdom	6.1%
Netherlands	3.0%
Japan	2.9%
France	2.8%
Germany	2.5%
Italy	2.2%
Canada	2.2%
Australia	1.8%
Other Countries	13.2%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST VIII

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: March 18, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: March 18, 2013

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: March 18, 2013

*	Print name and title of each signing officer under his or her signature.